Accounts receivable	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	Accounts receivable
Accounts receivable break down as follows:

(€ million)	December 31, 2020	December 31, 2019	December 31, 2018
Gross value	7,633	8,090	7,430
Allowances	(142)	(153)	(170)
Carrying amount	7,491	7,937	7,260

The impact of allowances against accounts receivable in 2020 was a net expense of €30 million (versus a net gain of €5 million in 2019 and a net expense of €15 million in 2018).
The gross value of overdue receivables was €549 million as of December 31, 2020, compared with €642 million as of December 31, 2019 and €547 million as of December 31, 2018.

	Overdue accounts	Overdue by	Overdue by	Overdue by	Overdue by	Overdue by
(€ million)	gross value	<1 month	1 to 3 months	3 to 6 months	6 to 12 months	> 12 months
December 31, 2020	549	271	97	52	34	95
December 31, 2019	642	269	171	61	36	105
December 31, 2018	547	257	172	36	21	61
Amounts overdue by more than one month relate mainly to public-sector customers.
Some Sanofi subsidiaries have assigned receivables to factoring companies or banks without recourse. The amount of receivables derecognized was €18 million as of December 31, 2020 (€214 million as of December 31, 2019 and €385 million as of December 31, 2018). The €18 million derecognized in 2020 related to Europe. The residual guarantees relating to such transfers were immaterial as of December 31, 2020.